Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
D.3.1. Property, plant and equipment owned
Property, plant and equipment owned by Sanofi (including property, plant and equipment acquired under finance leases for 2017 and 2018, prior to the application of IFRS 16) is comprised of the following items:

(€ million)	Land	Buildings	Machinery and equipment	Fixtures, fittings and other	Property, plant and equipment in process	Total
Gross value at January 1, 2017	327	6,958	10,034	2,421	2,137	21,877
Changes in scope of consolidation	22	23	11	6	7	69
Acquisitions and other increases	—	10	63	54	1,267	1,394
Disposals and other decreases	(10)	(124)	(261)	(125)	(111)	(631)
Currency translation differences	(21)	(326)	(278)	(75)	(84)	(784)
Transfers(a)	—	227	576	169	(919)	53
Gross value at December 31, 2017	318	6,768	10,145	2,450	2,297	21,978
Changes in scope of consolidation	—	6	11	4	1	22
Acquisitions and other increases	—	22	48	71	1,318	1,459
Disposals and other decreases	(23)	(227)	(272)	(127)	(20)	(669)
Currency translation differences	—	57	26	17	11	111
Transfers(a)	(12)	257	510	164	(1,123)	(204)
Gross value at December 31, 2018	283	6,883	10,468	2,579	2,484	22,697
Acquisitions and other increases	—	10	50	56	1,145	1,261
Disposals and other decreases	(3)	(42)	(148)	(114)	(12)	(319)
Currency translation differences	6	80	64	17	33	200
Transfers(a)	(31)	351	619	49	(1,259)	(271)
Gross value at December 31, 2019	255	7,282	11,053	2,587	2,391	23,568
Accumulated depreciation & impairment at January 1, 2017	(7)	(3,427)	(6,480)	(1,757)	(187)	(11,858)
Depreciation expense	—	(329)	(595)	(197)	—	(1,121)
Impairment losses, net of reversals	(11)	(45)	(177)	(6)	(15)	(254)
Disposals and other decreases	—	94	239	117	107	557
Currency translation differences	1	140	147	53	2	343
Transfers(a)	(3)	(45)	(19)	(14)	15	(66)
Accumulated depreciation & impairment at December 31, 2017	(20)	(3,612)	(6,885)	(1,804)	(78)	(12,399)
Depreciation expense	—	(351)	(595)	(191)	—	(1,137)
Impairment losses, net of reversals	(8)	(24)	(40)	(11)	(12)	(95)
Disposals and other decreases	8	170	235	110	3	526
Currency translation differences	—	(29)	(15)	(14)	—	(58)
Transfers(a)	1	50	70	(4)	—	117
Accumulated depreciation & impairment at December 31, 2018	(19)	(3,796)	(7,230)	(1,914)	(87)	(13,046)
Depreciation expense	—	(357)	(586)	(194)	—	(1,137)
Impairment losses, net of reversals	(4)	(33)	(4)	(2)	(55)	(98)
Disposals and other decreases	2	54	140	106	11	313
Currency translation differences	—	(40)	(40)	(12)	—	(92)
Transfers(a)	10	107	60	32	—	209
Accumulated depreciation & impairment at December 31, 2019	(11)	(4,065)	(7,660)	(1,984)	(131)	(13,851)
Carrying amount at December 31, 2017	298	3,156	3,260	646	2,219	9,579
Carrying amount at December 31, 2018	264	3,087	3,238	665	2,397	9,651
Carrying amount at December 31, 2019	244	3,217	3,393	603	2,260	9,717

(a)
This line also includes the effect of the reclassification of assets to Assets held for sale or exchange, and the reclassification of assets held under finance leases to Right-of-use assets on first-time application of IFRS 16.

The table below sets forth acquisitions and capitalized interest by operating segment for the years ended December 31, 2019, 2018 and 2017:

(€ million)	2019	2018	2017
Acquisitions	1,261	1,459	1,394
Pharmaceuticals	846	1,014	1,005
Industrial facilities	682	769	741
Research sites	87	14	138
Other	77	231	126
Vaccines	405	440	379
Consumer Healthcare	10	5	10
Capitalized interest	14	21	20
Off balance sheet commitments relating to property, plant and equipment as of December 31, 2019, 2018 and 2017 are set forth below:

(€ million)	2019	2018	2017
Firm orders of property, plant and equipment	398	535	508
Property, plant and equipment pledged as security for liabilities	107	123	128

Impairment tests of property, plant and equipment conducted using the method described in Note B.6. resulted in the recognition of the following net impairment losses in each of the last three financial periods:

(€ million)	2019	2018	2017
Net impairment losses	98	94	254
of which property, plant & equipment related to Dengue vaccine	—	—	87

Due to the first-time application of IFRS 16 effective January 1, 2019, future minimum lease payments due under finance leases are from that date recognized as part of the lease liability. Because Sanofi used the modified retrospective approach for transition, historical information has not been restated. However, as the prior standard (IAS 17) was applicable in preceding periods, finance lease assets and future minimum lease payments due under finance leases are shown in the tables below:
The table below shows amounts for items of property, plant and equipment held under finance leases:

(€ million)	2018	2017
Land	—	4
Buildings	73	102
Other property, plant and equipment	14	9
Total gross value	87	115
Accumulated depreciation and impairment	(64)	(87)
Carrying amount	23	28

Future minimum lease payments due under finance leases are shown in the table below:

(€ million)	2018	2017
Future minimum lease payments due under finance leases	25	39
of which interest	3	7

D.3.2. Property, plant and equipment leased (Right-of-use assets)
Right-of-use assets relating to property, plant and equipment leased by Sanofi are analyzed in the table below:

(€ million)	Right-of-use assets
Gross value at January 1, 2019	1,439
Acquisitions and other increases	157
Disposals and other decreases	(31)
Currency translation differences	18
Gross value at December 31, 2019	1,583
Accumulated depreciation & impairment at January 1, 2019	(8)
Depreciation and impairment expense (a)	(282)
Disposals and other decreases	7
Accumulated depreciation & impairment at December 31, 2019	(283)
Carrying amount at January 1, 2019	1,431
Carrying amount at December 31, 2019	1,300

(a)	Impairment losses against right of use assets were immaterial in 2019.

Leased assets mainly comprise office and industrial premises (92%) and the vehicle fleet (7%).
Annual lease costs on short term leases and low value asset leases amounted to €50 million in the year ended December 31, 2019.
Total cash outflows on leases (excluding annual lease costs on short term leases and low value asset leases) amounted to €302 million in the year ended December 31, 2019. Variable lease payments, sub-leasing activities, and sale-and-leaseback transactions were not material amounts.
Due to the  first-time application of IFRS 16 effective January 1, 2019, Sanofi used the modified retrospective approach for transition and the historical information has not been restated. However, as the prior standard (IAS 17) was applicable in preceding periods, the lease expense was €345 million and €291 million in 2018 and 2017, respectively.
A maturity analysis of the lease liability is disclosed in note D.17.2.
Commitments related to short term leases and low value asset leases, including future payments for lease contracts committed but not yet commenced, are disclosed in note D.21.